Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Retained Earnings	Total Attributable to Owners of Parent	Non- Controlling Interests
Beginning balance at Dec. 31, 2014	£ 5,814	£ 507	£ 3,923	£ (498)	£ 1,578	£ 5,510	£ 304
Total comprehensive income for the year, net of tax	3,936			(796)	4,553	3,757	179
Profit for the year	4,522				4,290	4,290	232
Other comprehensive (expense)/income for the year	(586)			(796)	263	(533)	(53)
– value of employee services	50				50	50
– proceeds from shares issued	4		4			4
– ordinary shares	(2,770)				(2,770)	(2,770)
– to non-controlling interests	(238)						(238)
– held in employee share ownership trusts	(46)				(46)	(46)
– value of employee services	50				50	50
– proceeds from shares issued	4		4			4
– ordinary shares	(2,770)				(2,770)	(2,770)
– to non-controlling interests	(238)						(238)
– held in employee share ownership trusts	(46)				(46)	(46)
Other movements	31				31	31
Ending balance at Dec. 31, 2015	5,032	507	3,927	(1,294)	1,754	4,894	138
Non-controlling interests - acquisitions	(1,749)				(1,642)	(1,642)	(107)
Total comprehensive income for the year, net of tax	6,426			1,707	4,473	6,180	246
Profit for the year	4,839				4,648	4,648	191
Other comprehensive (expense)/income for the year	1,587			1,707	(175)	1,532	55
– value of employee services	71				71	71
– proceeds from shares issued	4		4			4
– ordinary shares	(2,910)				(2,910)	(2,910)
– to non-controlling interests	(156)						(156)
– held in employee share ownership trusts	(64)				(64)	(64)
– value of employee services	71				71	71
– proceeds from shares issued	4		4			4
– ordinary shares	(2,910)				(2,910)	(2,910)
– to non-controlling interests	(156)						(156)
– held in employee share ownership trusts	(64)				(64)	(64)
Other movements	3				3	3
Ending balance at Dec. 31, 2016	8,406	507	3,931	413	3,331	8,182	224
Non-controlling interests - acquisitions					4	4	(4)
Total comprehensive income for the year, net of tax	34,573			(3,808)	38,214	34,406	167
Profit for the year	37,704				37,533	37,533	171
Other comprehensive (expense)/income for the year	(3,131)			(3,808)	681	(3,127)	(4)
– value of employee services	105				105	105
– proceeds from shares issued	5		5			5
– ordinary shares	(4,465)				(4,465)	(4,465)
– to non-controlling interests	(169)						(169)
– held in employee share ownership trusts	(205)				(205)	(205)
– value of employee services	105				105	105
– proceeds from shares issued	5		5			5
– ordinary shares	(4,465)				(4,465)	(4,465)
– to non-controlling interests	(169)						(169)
– held in employee share ownership trusts	(205)				(205)	(205)
Shares issued – RAI acquisition	22,773	107	22,666			22,773
Other movements	3				3	3
Ending balance at Dec. 31, 2017	£ 61,026	£ 614	£ 26,602	£ (3,395)	£ 36,983	£ 60,804	£ 222